SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Basis of Presentation
(a)	Basis of Presentation and Principles of Consolidation

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of Consolidation
Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated on consolidation.

Use of Estimates
(b)	Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect certain reported amounts of assets and liabilities, revenues and expenses and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the Group and on various other assumptions that the Group believes to be reasonable under the circumstances. Accordingly, actual results could differ from those estimates.

Fair Value of Financial Instruments
(c)	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell the asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The Group estimated the fair values using appropriate valuation methodologies and market information available as of the balance sheet date.

Cash and Cash Equivalents
(d)	Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, cashier’s orders, demand deposits and highly liquid investments which are unrestricted as to withdrawal and use, and which have maturities of three months or less when purchased.

Cash and cash equivalents are placed with financial institutions with high-credit ratings and quality.

Restricted Cash
(e)	Restricted Cash

The current portion of restricted cash represents cash deposited into bank accounts which are restricted as to withdrawal and use and the Group expects those funds will be released or utilized in accordance with the terms of the respective agreements within the next twelve months, while the non-current portion of restricted cash represents those funds that will not be released or utilized within the next twelve months. Restricted cash as of December 31, 2015 and 2014 comprises i) bank accounts that are restricted for withdrawal and for payment of Studio City project costs in accordance with the terms of the Studio City Notes and Studio City Project Facility as defined in Note 11 and other associated agreements; ii) a deposit account of the Taiwan branch office of one subsidiary in Taiwan which has been frozen by the Taiwanese authority since January 2013 in connection with an investigation related to certain alleged violations of Taiwan banking and foreign exchange laws, with an indictment received in August 2014 against such Taiwan branch office and certain of its employees, and such freeze order was lifted by the Taiwanese authority in October 2015, further information is included in Note 22(e); iii) cash in escrow account, which was set up in March 2013, that was restricted for payment of City of Dreams Manila project costs in accordance with the terms of the Regular/Provisional License as defined in Note 21(a) issued by the Philippine Amusement and Gaming Corporation (“PAGCOR”) and which was released on June 15, 2015, further information is included in Note 22(c); iv) cash in an escrow account that is restricted in respect of a foundation fee payable for City of Dreams Manila in accordance with the terms of the Regular/Provisional License; and v) interest income earned on restricted cash balances which are restricted as to withdrawal and use.

Accounts Receivable and Credit Risk
(f)	Accounts Receivable and Credit Risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of casino receivables. The Group issues credit in the form of markers to approved casino customers following investigations of creditworthiness including to its gaming promoters in Macau and the Philippines, which receivable can be offset against commissions payable and any other value items held by the Group to the respective customer and for which the Group intends to set-off when required. As of December 31, 2015 and 2014, a substantial portion of the Group’s markers were due from customers residing in foreign countries. Business or economic conditions, the legal enforceability of gaming debts, or other significant events in foreign countries could affect the collectability of receivables from customers and gaming promoters residing in these countries.

Accounts receivable, including casino, hotel and other receivables, are typically non-interest bearing and are initially recorded at cost. Accounts are written off when management deems it is probable the receivable is uncollectible. Recoveries of accounts previously written off are recorded when received. An estimated allowance for doubtful debts is maintained to reduce the Group’s receivables to their carrying amounts, which approximates fair value. The allowance is estimated based on specific review of customer accounts as well as management’s experience with collection trends in the casino industry and current economic and business conditions. Management believes that as of December 31, 2015 and 2014, no significant concentrations of credit risk existed for which an allowance had not already been recorded.

Inventories
(g)	Inventories

Inventories consist of retail merchandise, food and beverage items and certain operating supplies, which are stated at the lower of cost or market value. Cost is calculated using the first-in, first-out, average and specific identification methods. Write downs of potentially obsolete or slow-moving inventory are recorded based on management’s specific analysis of inventory.

Property and Equipment, Net
(h)	Property and Equipment, Net

Property and equipment are stated at cost less accumulated depreciation and amortization. Impairment losses and gains or losses on dispositions of property and equipment are included in operating income. Major additions, renewals and betterments are capitalized, while maintenance and repairs are expensed as incurred.

During the construction and development stage of the Group’s casino gaming and entertainment casino resort facilities, direct and incremental costs related to the design and construction, including costs under the construction contracts, duties and tariffs, equipment installation, shipping costs, payroll and payroll-benefit related costs, depreciation of plant and equipment used, applicable portions of interest and amortization of deferred financing costs, are capitalized in property and equipment. The capitalization of such costs begins when the construction and development of a project starts and ceases once the construction is substantially completed or development activity is suspended for more than a brief period.

Depreciation and amortization expense related to capitalized construction costs and other property and equipment is recognized from the time each asset is placed in service. This may occur at different stages as casino gaming and entertainment casino resort facilities are completed and opened.

Property and equipment and other long-lived assets with a finite useful life are depreciated and amortized on a straight-line basis over the asset’s estimated useful life. Estimated useful lives are as follows:

Classification	Estimated Useful Life
Buildings	4 to 40 years
Transportation	5 to 10 years
Leasehold improvements	3 to 10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment	2 to 15 years
Plant and gaming machinery	3 to 5 years

The remaining estimated useful lives of the property and equipment are periodically reviewed. For the review of estimated useful lives of buildings of Altira Macau and City of Dreams, the Group considered factors such as the business and operating environment of gaming industry in Macau, laws and regulations in Macau and the Group’s anticipated usage of the buildings. As a result, effective from October 1, 2015, the estimated useful lives of certain buildings assets of Altira Macau and City of Dreams have been extended in order to reflect the estimated periods during which the buildings are expected to remain in service. The estimated useful lives of certain buildings assets of Altira Macau and City of Dreams were changed from 25 years to 40 years from the date the buildings are placed in service. The changes in estimated useful lives of these buildings assets have resulted in a reduction in depreciation of $5,827, an increase in net income attributable to Melco Crown Entertainment Limited of $5,827 and an increase in basic and diluted earnings per share of $0.004 for the year ended December 31, 2015.

Capitalization of Interest and Amortization of Deferred Financing Costs
(i)	Capitalization of Interest and Amortization of Deferred Financing Costs

Interest and amortization of deferred financing costs incurred on funds used to construct the Group’s casino gaming and entertainment casino resort facilities during the active construction period are capitalized. Interest subject to capitalization primarily includes interest paid or payable on the Group’s long-term debt except for the Aircraft Term Loan as disclosed in Note 11, interest rate swap agreements, the land premium payables for the land use rights where City of Dreams and Studio City are located and the capital lease obligations. The capitalization of interest and amortization of deferred financing costs ceases once a project is substantially completed or development activity is suspended for more than a brief period. The amount to be capitalized is determined by applying the weighted average interest rate of the Group’s outstanding borrowings to the average amount of accumulated qualifying capital expenditures for assets under construction during the year and is added to the cost of the underlying assets and amortized over their respective useful lives. Total interest expenses incurred amounted to $253,168, $220,974 and $183,647, of which $134,838, $96,884 and $30,987 were capitalized for the years ended December 31, 2015, 2014 and 2013, respectively. Total amortization of deferred financing costs amounted to $43,969, of which $5,458 was capitalized during the year ended December 31, 2015. No amortization of deferred financing costs were capitalized during the years ended December 31, 2014 and 2013.

Gaming Subconcession, Net
(j)	Gaming Subconcession, Net

The gaming subconcession is capitalized based on the fair value of the gaming subconcession agreement as of the date of acquisition of Melco Crown (Macau) Limited (“Melco Crown Macau”), a subsidiary of the Company and the holder of the gaming subconcession in Macau, in 2006, and amortized using the straight-line method over the term of agreement which is due to expire in June 2022.

Goodwill and Intangible Assets
(k)	Goodwill and Intangible Assets

Goodwill represents the excess of acquisition cost over the fair value of tangible and identifiable intangible net assets of any business acquired. Goodwill is not amortized, but is tested for impairment at the reporting unit level on an annual basis, and between annual tests when circumstances indicate that the carrying value of goodwill may not be recoverable. An impairment loss is recognized in an amount equal to the excess of the carrying amount over the implied fair value.

Intangible assets other than goodwill are amortized over their useful lives unless their lives are determined to be indefinite in which case they are not amortized. Intangible assets are carried at cost, less accumulated amortization. The Group’s finite-lived intangible asset consists of the gaming subconcession. Finite-lived intangible assets are amortized over the shorter of their contractual terms or estimated useful lives. The Group’s intangible assets with indefinite lives represent Mocha Clubs trademarks, which are tested for impairment on an annual basis or when circumstances indicate that the carrying value of the intangible assets may not be recoverable.

Impairment of Long-lived Assets (Other Than Goodwill)
(l)	Impairment of Long-lived Assets (Other Than Goodwill)

The Group evaluates the recoverability of long-lived assets with finite lives based on its classification as a) held for sale or b) to be held and used. Several criteria must be met before an asset is classified as held for sale, including that management with the appropriate authority commits to a plan to sell the asset at a reasonable price in relation to its fair value and is actively seeking a buyer. For assets held for sale, the Group recognizes the assets at the lower of carrying value or fair market value less costs to sell, as estimated based on comparable asset sales, offers received, or a discounted cash flow model. For assets to be held and used, the Group evaluates their recoverability whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds its fair value.

No impairment loss was recognized during the years ended December 31, 2015 and 2013. During the year ended December 31, 2014, an impairment loss of $4,146 was recognized mainly due to reconfiguration of the entertainment area at City of Dreams and renovation of the casinos at City of Dreams and Altira Macau and the amount was included in the consolidated statements of operations.

Deferred Financing Costs, Net
(m)	Deferred Financing Costs, Net

Direct and incremental costs incurred in obtaining loans or in connection with the issuance of long-term debt are capitalized and amortized over the terms of the related debt agreements using the effective interest method. Amortization expense of approximately $38,511, $28,055 and $18,159, net of amortization capitalized of $5,458, nil and nil, were recorded during the years ended December 31, 2015, 2014 and 2013, respectively.

Land Use Rights, Net
(n)	Land Use Rights, Net

Land use rights are recorded at cost less accumulated amortization. Amortization is provided on a straight-line basis over the estimated lease term of the land.

Each land concession contract in Macau has an initial term of 25 years and is renewable for further consecutive periods of 10 years, subject to applicable legislation in Macau. The land use rights were originally amortized over the initial term of 25 years, in which the expiry dates of the leases of the land use rights of Altira Macau, City of Dreams and Studio City are March 2031, August 2033 and October 2026, respectively. The estimated term of the leases are periodically reviewed. For the review of such estimated term of the leases under the applicable land concession contracts, the Group considered factors such as the business and operating environment of gaming industry in Macau, laws and regulations in Macau and the Group’s development plans. As a result, effective from October 1, 2015, the estimated term of the leases under the land concession contracts for Altira Macau, City of Dreams and Studio City, in accordance with the relevant accounting standards, have been extended to April 2047, May 2049 and October 2055, respectively which aligned with the estimated useful lives of certain buildings assets of 40 years as disclosed in Note 2(h). The changes in estimated term of the leases under the applicable land concession contracts have resulted in a reduction in amortization of land use rights of $10,413, an increase in net income attributable to Melco Crown Entertainment Limited of $6,763 and an increase in basic and diluted earnings per share of $0.004 for the year ended December 31, 2015.

Revenue Recognition and Promotional Allowances
(o)	Revenue Recognition and Promotional Allowances

The Group recognizes revenue at the time persuasive evidence of an arrangement exists, the service is provided or the retail goods are sold, prices are fixed or determinable and collection is reasonably assured.

Casino revenues are measured by the aggregate net difference between gaming wins and losses less accruals for the anticipated payouts of progressive slot jackpots, with liabilities recognized for funds deposited by customers before gaming play occurs and for chips in the customers’ possession.

The Group follows the accounting standards for reporting revenue gross as a principal versus net as an agent, when accounting for operations of Grand Hyatt Macau hotel, Hyatt City of Dreams Manila hotel (collectively the “Hyatt Hotels”) and Taipa Square Casino. For the operations of the Hyatt Hotels, the Group is the owner of the hotels property, and the hotel managers operate the hotels under management agreements providing management services to the Group, and the Group receives all rewards and takes substantial risks associated with the hotels’ business; it is the principal and the transactions of the Hyatt Hotels are therefore recognized on a gross basis. For the operations of Taipa Square Casino, given the Group operates the casino under a right to use agreement with the owner of the casino premises and has full responsibility for the casino operations in accordance with its gaming subconcession, it is the principal and casino revenue is therefore recognized on a gross basis.

Rooms, food and beverage, entertainment, retail and other revenues are recognized when services are performed. Advance deposits on rooms and advance ticket sales are recorded as customer deposits until services are provided to the customer. Minimum operating and right to use fee, adjusted for contractual base fee and operating fee escalations, are included in entertainment, retail and other revenues and are recognized on a straight-line basis over the terms of the related agreement.

Revenues are recognized net of certain sales incentives which are required to be recorded as a reduction of revenue; consequently, the Group’s casino revenues are reduced by discounts, commissions and points earned in customer loyalty programs, such as the player’s club loyalty program.

The retail value of rooms, food and beverage, entertainment, retail and other services furnished to guests without charge is included in gross revenues and then deducted as promotional allowances. The estimated cost of providing such promotional allowances for the years ended December 31, 2015, 2014 and 2013 is reclassified from rooms costs, food and beverage costs, entertainment, retail and other services costs and is included in casino expenses as follows:

	Year Ended December 31,
	2015	2014	2013
Rooms	$24,625	$22,282	$19,828
Food and beverage	64,676	53,941	43,838
Entertainment, retail and others	9,365	7,683	8,301

	$98,666	$83,906	$71,967

Point-loyalty Programs
(p)	Point-loyalty Programs

The Group operates different loyalty programs in certain of its properties to encourage repeat business mainly from loyal slot machine customers and table games patrons. Members earn points primarily based on gaming activity and such points can be redeemed for free play and other free goods and services. The Group accrues for loyalty program points expected to be redeemed for cash and free play as a reduction to gaming revenue and accrues for loyalty program points expected to be redeemed for free goods and services as casino expense. The accruals are based on management’s estimates and assumptions regarding the estimated costs of providing those benefits, age and history with expiration of unused points resulting in a reduction of the accruals.

Gaming Taxes and License Fees
(q)	Gaming Taxes and License Fees

The Group is subject to taxes and license fees based on gross gaming revenue and other metrics in the jurisdictions in which it operates, subject to applicable jurisdictional adjustments. These gaming taxes and license fees are determined mainly from an assessment of the Group’s gaming revenue and are recorded as an expense within the “Casino” line item in the consolidated statements of operations. These taxes and license fees totaled $1,717,805, $2,275,610 and $2,479,958 for the years ended December 31, 2015, 2014 and 2013, respectively.

Pre-opening Costs
(r)	Pre-opening Costs

Pre-opening costs, consist primarily of marketing expenses and other expenses related to new or start-up operations and are expensed as incurred. The Group has incurred pre-opening costs primarily in connection with City of Dreams Manila and Studio City since December 2012 and July 2011, respectively. The Group also incurs pre-opening costs on other one-off activities related to the marketing of new facilities and operations.

Development Costs
(s)	Development Costs
Development costs include costs associated with the Group’s evaluation and pursuit of new business opportunities, which are expensed as incurred.
Advertising and Promotional Expenses
(t)	Advertising and Promotional Expenses

The Group expenses all advertising and promotional expenses as incurred or the first time the advertising takes place. Advertising and promotional expenses included in the accompanying consolidated statements of operations were $107,383, $47,906 and $43,403 for the years ended December 31, 2015, 2014 and 2013, respectively.

Foreign Currency Transactions and Translations
(u)	Foreign Currency Transactions and Translations

All transactions in currencies other than functional currencies of the Company during the year are remeasured at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statements of operations.

The functional currencies of the Company and its major subsidiaries are the United States dollar (“$” or “US$”), the Hong Kong dollar (“HK$”), the Macau Pataca (“MOP”) or the Philippine Peso (“PHP”), respectively. All assets and liabilities are translated at the rates of exchange prevailing at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries’ financial statements are recorded as a component of comprehensive income (loss).

Share-based Compensation Expenses
(v)	Share-based Compensation Expenses

The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant date fair value of the award and recognizes that cost over the service period. Compensation is attributed to the periods of associated service and such expense is being recognized on a straight-line basis over the vesting period of the awards. Forfeitures are estimated at the time of grant and actual forfeitures are recognized currently to the extent they differ from the estimate.

Further information on the Group’s share-based compensation arrangements is included in Note 17.

Income Tax
(w)	Income Tax

The Group is subject to income taxes in Hong Kong, Macau, the United States of America, the Philippines and other jurisdictions where it operates.

Deferred income taxes are recognized for all significant temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The Group’s income tax returns are subject to examination by tax authorities in the jurisdictions where it operates. The Group assesses potentially unfavorable outcomes of such examinations based on accounting standards for uncertain income taxes. These accounting standards utilize a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely, based solely on the technical merits, of being sustained on examinations.

Net Income Attributable to Melco Crown Entertainment Limited Per Share
(x)	Net Income Attributable to Melco Crown Entertainment Limited Per Share

Basic net income attributable to Melco Crown Entertainment Limited per share is calculated by dividing the net income attributable to Melco Crown Entertainment Limited by the weighted average number of ordinary shares outstanding during the year.

Diluted net income attributable to Melco Crown Entertainment Limited per share is calculated by dividing the net income attributable to Melco Crown Entertainment Limited by the weighted average number of ordinary shares outstanding during the year adjusted to include the potentially dilutive effect of outstanding share-based awards.

The weighted average number of ordinary and ordinary equivalent shares used in the calculation of basic and diluted net income attributable to Melco Crown Entertainment Limited per share consisted of the following:

	Year Ended December 31,
	2015	2014	2013
Weighted average number of ordinary shares outstanding used in the calculation of basic net income attributable to Melco Crown Entertainment Limited per share	1,617,263,041	1,647,571,547	1,649,678,643
Incremental weighted average number of ordinary shares from assumed vesting of restricted shares and exercise of share options using the treasury stock method	9,845,729	12,931,583	14,519,448

Weighted average number of ordinary shares outstanding used in the calculation of diluted net income attributable to Melco Crown Entertainment Limited per share	1,627,108,770	1,660,503,130	1,664,198,091

During the years ended December 31, 2015, 2014 and 2013, 4,778,880, 2,519,037 and nil outstanding share options and 237,855, 701,681 and nil outstanding restricted shares as at December 31, 2015, 2014 and 2013, respectively, were excluded from the computation of diluted net income attributable to Melco Crown Entertainment Limited per share as their effect would have been anti-dilutive.

Accounting for Derivative Instruments and Hedging Activities
(y)	Accounting for Derivative Instruments and Hedging Activities

The Group uses derivative financial instruments such as floating-for-fixed interest rate swap agreements to manage its risks associated with interest rate fluctuations in accordance with lenders’ requirements under the Group’s Studio City Project Facility (as defined in Note 11). All derivative instruments are recognized in the consolidated financial statements at fair value at the balance sheet date. Any changes in fair value are recorded in the consolidated statements of operations or accumulated other comprehensive income, depending on whether the derivative is designated and qualifies for hedge accounting, the type of hedge transaction and the effectiveness of the hedge. The estimated fair values of interest rate swap agreements are based on a standard valuation model that projects future cash flows and discounts those future cash flows to a present value using market-based observable inputs such as interest rate yields. Further information on the Group’s interest rate swap agreements is included in Note 11.

Comprehensive (Loss) Income and Accumulated Other Comprehensive Losses
(z)	Comprehensive (Loss) Income and Accumulated Other Comprehensive Losses

Comprehensive (loss) income includes net (loss) income, foreign currency translation adjustment and change in fair value of interest rate swap agreements and is reported in the consolidated statements of comprehensive income.

As of December 31, 2015 and 2014, the Group’s accumulated other comprehensive losses consisted of the following:

	December 31,
	2015	2014
Foreign currency translation adjustment	$(21,897)	$(17,130)
Change in the fair value of interest rate swap agreements	(37)	(19)

	$(21,934)	$(17,149)

Recent Changes in Accounting Standards
(aa)	Recent Changes in Accounting Standards

Newly Adopted Accounting Pronouncement:

(i)	In April 2015, the Financial Accounting Standards Board (“FASB”) issued an accounting standard update that requires debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this update. In August 2015, the FASB issued an accounting standard update which clarifies that the guidance issued in April 2015 is not required to be applied to line-of-credit arrangements. The debt issuance costs related to line-of-credit arrangements shall be continue to present as an asset and subsequently amortize the deferred debt issuance costs ratably over the term of the arrangement. The guidance was effective as of January 1, 2016 and the Group adopted the new guidance on a retrospective basis. As a result, debt issuance costs of $143,804 and $170,130 as of December 31, 2015 and 2014, respectively, related to the Group’s non-current portion of long-term debt (excluding revolving credit facilities) were reclassified from deferred financing costs, net to a direct reduction of the long-term debt, net; debt issuance costs of $3,669 and $1,653 as of December 31, 2015 and 2014, respectively, related to the Group’s current portion of long-term debt (excluding revolving credit facilities) were reclassified from deferred financing costs, net to a direct reduction of the current portion of long-term debt, net; and debt issuance costs of $32,335 and $3,089 as of December 31, 2015 and 2014, respectively, related to the Group’s revolving credit facilities were reclassified from deferred financing costs, net to long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.

Recent Accounting Pronouncements Not Yet Adopted:

(ii)	In May 2014, the FASB issued an accounting standard update which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principal of this new revenue recognition model is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration for which the entity expects to be entitled in exchange for those goods or services. This update also requires enhanced disclosures regarding the nature, amount, timing, and uncertainty of revenue and cash flows arising from an entity’s contracts with customers. In August 2015, the FASB issued an accounting standard update which defers the effective date of the new revenue recognition accounting guidance by one year, to annual and interim periods beginning after December 15, 2017, and early adoption is permitted for annual and interim periods beginning after December 15, 2016. The guidance can be applied either retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. Management is currently assessing the potential impact of adopting this guidance on the Group’s consolidated financial statements.

(iii)

In June 2014, the FASB issued an accounting standard update which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. As such, the performance target should not be reflected in estimating the grant date fair value of the award. This update further clarifies that compensation cost should be recognized in the period in which it becomes probable that the performance target will be achieved and should represent the compensation cost attributable to the period(s) for which the requisite service has already been rendered. The guidance is effective for interim and fiscal years beginning after December 15, 2015, with early adoption permitted. The guidance can be applied either (a) prospectively to all awards granted or modified after the effective date or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the consolidated financial statements and to all new or modified awards thereafter. The adoption of this guidance is not expected to have a material impact on the Group’s consolidated financial statements.

(iv)	In January 2015, the FASB issued a new pronouncement which eliminates from U.S. GAAP the concept of an extraordinary item, which is an event or transaction that is both unusual in nature and infrequently occurring. As a result of the amendment, an entity will no longer segregate an extraordinary item from the results of ordinary operations; separately present an extraordinary item on its income statement, net of tax, after income from continuing operations; or disclose income taxes and earnings-per-share data applicable to an extraordinary item. The guidance is effective for interim and fiscals years beginning after December 15, 2015 with early adoption permitted. The guidance should be applied retrospectively to all prior periods. The adoption of this guidance is not expected to have a material impact on the Group’s consolidated financial statements.

(v)	In July 2015, the FASB issued an accounting standard update, which changes the measurement principle for inventories that is measured using other than last-in, first-out or the retail inventory method from the lower of cost or market to the lower of cost and net realizable value. Net realizable value is defined by FASB as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation. The guidance is effective for interim and fiscals years beginning after December 15, 2016, with early adoption permitted. The guidance should be applied prospectively. The adoption of this guidance is not expected to have a material impact on the Group’s consolidated financial statements.

(vi)

In November 2015, the FASB issued an accounting standard update which simplifies balance sheet classification of deferred taxes. The guidance requires that all deferred tax assets and liabilities, along with any related valuation allowance, be classified as noncurrent. The guidance is effective for interim and fiscals years beginning after December 15, 2016, with early adoption permitted. The guidance can be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The adoption of this guidance is not expected to have a material impact on the Group’s consolidated financial statements.

(vii)	In January 2016, the FASB issued an accounting standard update which improves certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The guidance changes the measurement of investments in equity securities and the presentation of certain fair value changes for financial liabilities measured at fair value, and also amends certain disclosure requirements associated with the fair value of financial instruments. The guidance is effective for interim and fiscals years beginning after December 15, 2017, with early adoption permitted for certain changes. The guidance should be applied as a cumulative-effect adjustment as of the date of adoption, except for the guidance related to equity securities without readily determinable fair values should be applied prospectively. The adoption of this guidance is not expected to have a material impact on the Group’s consolidated financial statements.

(viii)	In February 2016, the FASB issued an accounting standard update on leases, which amends various aspects of existing accounting guidance for leases. The guidance requires all lessees to recognize a lease liability and a right-of-use asset, measured at the present value of the future minimum lease payments, at the lease commencement date. Lessor accounting remains largely unchanged under the new guidance. The guidance is effective for interim and fiscals years beginning after December 15, 2018, with early adoption permitted. The guidance should be applied at the beginning of the earliest period presented using a modified retrospective approach. Management is currently assessing the potential impact of adopting this guidance on the Group’s consolidated financial statements.